Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable

As of September 30, 2023 and December 31, 2022, the Company’s accounts receivable consisted of the following:

	September 30, 2023	December 31, 2022
	(Unaudited)
Gross accounts receivable	$817,918	$3,044,718
Less: allowance for doubtful accounts	(81,649)	(163,479)
Accounts receivable, net	$736,269	$2,881,239

Accounts receivable consisted of the following at December 31:

	2022	2021

Accounts receivable, net of contractual adjustments	$3,044,718	$1,290,312
Less: allowance for doubtful accounts	(163,479)	(80,979)
Accounts receivable, net	$2,881,239	$1,209,333

Theralink Technologies Inc [Member]
Schedule of Accounts Receivable

On September 30, 2023 and 2022, accounts receivable consisted of the following:

	September 30, 2023	September 30, 2022
Accounts receivable	$46,660	$35,957
Less: allowance for doubtful accounts	(22,750)	(3,832)
Accounts receivable, net	$23,910	$32,125